Document and Entity Information	Feb. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2021
Entity Registrant Name	Meridian Bancorp, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36573
Entity Tax Identification Number	46-5396964
Entity Address, Address Line One	10 MERIDIAN STREET
Entity Address, City or Town	EAST BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02128
City Area Code	617
Local Phone Number	567-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001600125
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	EBSB
Security Exchange Name	NASDAQ